Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents	5. CASH AND CASH EQUIVALENTS
	As of December 31,
	2016	2017
Cash	$62,285	$131,407
Cash equivalents	223,793	562,800
Total	$286,078	$694,207